Finance Receivables And Loans, Net Finance Receivables and Loans, Net (Troubled Debt Restructurings) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 1,200,000,000
Total TDR movement during the period	441,000,000
Loans and Leases Receivable, Impaired, Commitment to Lend	25,000,000	45,000,000
Financing Receivable, TDRs, Number of Contracts	39,271	7,686
Financing Receivable, TDRs, Pre-Modification Recorded Investment	872,000,000	339,000,000
Financing Receivable, TDRs, Post-Modification Recorded Investment	673,000,000	321,000,000
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDRs, Number of Contracts	36,285	6,411
Financing Receivable, TDRs, Pre-Modification Recorded Investment	407,000,000	85,000,000
Financing Receivable, TDRs, Post-Modification Recorded Investment	295,000,000	85,000,000
Residential Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDRs, Number of Contracts	2,969	1,263
Financing Receivable, TDRs, Pre-Modification Recorded Investment	436,000,000	184,000,000
Financing Receivable, TDRs, Post-Modification Recorded Investment	350,000,000	179,000,000
First Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDRs, Number of Contracts	1,664	375
Financing Receivable, TDRs, Pre-Modification Recorded Investment	412,000,000	133,000,000
Financing Receivable, TDRs, Post-Modification Recorded Investment	327,000,000	132,000,000
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDRs, Number of Contracts	1,305	888
Financing Receivable, TDRs, Pre-Modification Recorded Investment	24,000,000	51,000,000
Financing Receivable, TDRs, Post-Modification Recorded Investment	23,000,000	47,000,000
Commercial Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDRs, Number of Contracts	17	12
Financing Receivable, TDRs, Pre-Modification Recorded Investment	29,000,000	70,000,000
Financing Receivable, TDRs, Post-Modification Recorded Investment	28,000,000	57,000,000
Commercial And Industrial Automobile [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDRs, Number of Contracts	9	2
Financing Receivable, TDRs, Pre-Modification Recorded Investment	15,000,000	5,000,000
Financing Receivable, TDRs, Post-Modification Recorded Investment	15,000,000	5,000,000
Commercial And Industrial Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDRs, Number of Contracts	0	1
Financing Receivable, TDRs, Pre-Modification Recorded Investment	0	38,000,000
Financing Receivable, TDRs, Post-Modification Recorded Investment	0	28,000,000
Commercial And Industrial Other [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDRs, Number of Contracts	0	2
Financing Receivable, TDRs, Pre-Modification Recorded Investment	0	11,000,000
Financing Receivable, TDRs, Post-Modification Recorded Investment	0	10,000,000
Commercial Real Estate Automobile [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDRs, Number of Contracts	8	5
Financing Receivable, TDRs, Pre-Modification Recorded Investment	14,000,000	12,000,000
Financing Receivable, TDRs, Post-Modification Recorded Investment	13,000,000	11,000,000
Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDRs, Number of Contracts	0	2
Financing Receivable, TDRs, Pre-Modification Recorded Investment	0	4,000,000
Financing Receivable, TDRs, Post-Modification Recorded Investment	$ 0	$ 3,000,000